Shareholders' Equity (Schedule of restricted share unit activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Outstanding, beginning balance	89,925	309,792	519,785
Granted	5,704	0	0
Vested	(26,672)
Forfeited	(106)	(12,876)	(10,750)
Outstanding, ending balance	22,102	89,925	309,792
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 3.80	$ 3.29	$ 3.16
Granted	17.52
Vested	2.93
Forfeited	0
Weighted average exercise price, Outstanding, ending balance	$ 12.66	$ 3.80	$ 3.29
Restricted Stock Units (RSUs) [Member]
Options
Outstanding, beginning balance	1,337,684
Granted	248,342
Vested	(500,244)
Forfeited	(26,601)
Outstanding, ending balance	1,059,181	1,337,684
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 9.52
Granted	34.33
Vested	9.01
Forfeited	10.88
Weighted average exercise price, Outstanding, ending balance	$ 15.55	$ 9.52